Schedule of Investments (unaudited) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.0%
Capital Trust Agency, Inc., RB
8.25%, 01/01/44	$445	$8,900
8.25%, 01/01/49	950	19,000

Total Corporate Bonds — 0.0% (Cost: $812,943)		27,900

Municipal Bonds

Alabama — 1.7%
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	930	942,726
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	365	383,235
Series D, Sub Lien, 7.00%, 10/01/51	2,355	2,611,008
Series D, Sub Lien, 6.50%, 10/01/53	3,465	3,804,265
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	7,155	8,739,117
MidCity Improvement District, SAB
3.88%, 11/01/27	130	127,011
4.25%, 11/01/32	350	338,431
4.50%, 11/01/42	745	687,850
4.75%, 11/01/49	795	731,085
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(a)	11,270	12,122,801
Stadium Trace Village Improvement District, RB, 3.63%, 03/01/36	3,860	3,497,928
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(b)	1,161	1,188,043

		35,173,500

American Samoa — 0.1%
American Samoa Economic Development Authority, RB, Series A, 5.00%, 09/01/38(b)	1,235	1,432,584

Arizona — 3.3%
Arizona Industrial Development Authority, RB
5.00%, 07/01/45(b)	1,135	1,169,669
7.10%, 01/01/55(b)	4,540	4,182,266
5.00%, 07/01/55(b)	1,215	1,240,773
Class B, 4.00%, 07/01/41	560	563,162
Class B, 4.00%, 07/01/51	1,555	1,523,692
Class B, 4.00%, 07/01/61	3,110	2,960,023
Series A, 5.00%, 07/01/39(b)	1,270	1,301,821
Series A, 5.00%, 12/15/39(b)	150	157,844
Series A, 5.00%, 07/01/49(b)	2,790	2,841,604
Series A, 5.00%, 07/15/49(b)	675	698,028
Series A, 5.00%, 12/15/49(b)	345	358,958
Series A, 4.00%, 07/01/51	1,555	1,520,154
Series A, 5.00%, 07/01/54(b)	1,110	1,127,378
Series A, 4.00%, 07/01/61	3,190	3,039,426
Series B, 5.13%, 07/01/47(b)	420	441,987
Series B, 5.25%, 07/01/51(b)	570	601,076
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	760	786,643
Series A, 5.25%, 07/01/47	3,235	3,372,099
Series A, 5.50%, 07/01/52	2,970	3,136,614

Security	Par (000)	Value

Arizona (continued)
Florence Town, Inc. Industrial Development Authority, RB, 6.00%, 07/01/23(c)	$1,375	$1,448,776
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	275	294,578
5.00%, 05/15/56	1,090	1,157,824
Industrial Development Authority of the City of Phoenix, RB 5.00%, 07/01/54	1,330	1,445,917
5.00%, 07/01/59	655	710,382
Series A, 5.00%, 07/01/34(b)	250	252,985
Series A, 6.50%, 07/01/34(b)	465	501,740
Series A, 5.00%, 07/01/36(b)	1,225	1,278,324
Series A, 5.00%, 07/01/39(b)	205	207,373
Series A, 5.00%, 07/01/41(b)	1,685	1,748,479
Series A, 5.00%, 07/01/43	1,445	1,448,022
Series A, 6.75%, 07/01/44(b)	810	886,324
Series A, 5.25%, 07/01/48(b)	1,690	1,709,540
Series A, 5.00%, 07/01/49(b)	320	323,257
Series A, 5.00%, 07/01/54(b)	530	534,567
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	615	636,183
5.00%, 07/01/45	1,500	1,539,850
Series A, 5.00%, 07/01/35	295	305,161
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	707,968
5.25%, 07/01/49	870	876,930
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	3,995	3,654,278
5.00%, 07/01/56	1,300	1,327,225
4.00%, 06/15/57	3,070	2,736,871
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,395,682
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	1,255	1,374,480
5.50%, 10/01/51	1,255	1,374,777
AMT, 4.00%, 10/15/47	6,500	6,402,429
Tempe Industrial Development Authority, Refunding RB, 4.00%, 12/01/46	1,190	1,141,914

		68,445,053

Arkansas — 1.6%
Arkansas Development Finance Authority, RB(b)
Series A, AMT, 4.50%, 09/01/49	17,755	18,195,910
Series A, AMT, 4.75%, 09/01/49	8,190	8,563,161
University of Arkansas, RB, Series A, 5.00%, 04/01/52(d)	5,000	5,793,850

		32,552,921

California — 7.4%
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	13,200	13,940,784
California Community Housing Agency, RB, M/F Housing(b)
3.00%, 08/01/56	2,415	1,806,546
Series A, 5.00%, 04/01/49	690	663,959
Series A-2, 4.00%, 08/01/47	4,430	3,850,534

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	$1,665	$1,666,459
California Educational Facilities Authority, Refunding RB, 2.25%, 04/01/51	9,975	7,820,739
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	8,756	8,727,087
Series 2021-1, Class A, 3.50%, 11/20/35	5,800	5,976,662
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,633,060
California Municipal Finance Authority, RB
Series A, 5.50%, 08/01/34(b)	290	298,891
Series A, 6.00%, 08/01/44(b)	655	677,745
Series A, 3.00%, 02/01/46	1,200	1,021,261
Series A, 6.13%, 08/01/49(b)	570	589,974
Series A, 4.00%, 02/01/51	930	962,354
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 02/01/42	345	373,176
Series A, 3.00%, 11/01/48	2,000	1,836,574
California Public Finance Authority, RB, Series A, 6.25%, 07/01/54(b)	5,270	5,882,669
California School Finance Authority, RB
6.65%, 07/01/33	295	304,991
6.90%, 07/01/43	650	671,453
California Statewide Communities Development Authority, RB(b)
5.25%, 12/01/38	1,420	1,646,794
5.25%, 12/01/48	1,000	1,142,213
California Statewide Communities Development Authority, SAB, Series 2021-A, 4.00%, 09/02/51	2,000	1,935,924
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	310	311,007
6.50%, 05/01/42	760	762,395
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	9,320	8,544,557
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	1,845	1,516,869
CMFA Special Finance Agency, RB, M/F Housing, Series A-1, 3.00%, 12/01/56(b)	3,425	2,522,550
CSCDA Community Improvement Authority, RB, M/F Housing(b)
2.65%, 12/01/46	1,990	1,682,412
3.13%, 07/01/56	3,670	2,822,270
3.25%, 07/01/56	1,225	975,324
3.13%, 08/01/56	5,550	4,174,827
4.00%, 08/01/56	5,000	4,433,445
4.00%, 12/01/56	8,815	6,885,097
4.00%, 03/01/57	2,465	1,954,457
3.25%, 05/01/57	1,740	1,360,971
4.00%, 06/01/57	1,445	1,172,406
4.00%, 07/01/58	2,990	2,357,903
Series A, 5.00%, 01/01/54	1,050	1,055,306
Series A-2, 4.00%, 10/01/56	8,600	7,691,771
Series B, 4.00%, 12/01/59	4,645	3,318,750
Senior Lien, 3.00%, 06/01/47	1,510	1,255,194
Series B, Sub Lien, 4.00%, 12/01/59	2,380	1,550,753
Golden State Tobacco Securitization Corp., Refunding RB(c)
Series A-1, 5.00%, 06/01/22	5,195	5,226,835

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB(c) (continued)
Series A-2, 5.00%, 06/01/22	$3,950	$3,975,422
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, 0.00%, 06/01/66(e)	78,490	9,570,050
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(f)	4,420	2,219,145
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 07/01/47(d)	1,275	1,516,935
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/23(c)	2,115	2,214,003
San Francisco City & County Redevelopment Agency Successor Agency, ST, CAB, 0.00%, 08/01/43(e)	3,000	876,462
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(e)
Series D, 0.00%, 08/01/23	1,000	945,392
Series D, 0.00%, 08/01/26	580	474,601
Series D, 0.00%, 08/01/31	1,155	738,674
San Mateo Joint Powers Financing Authority, RB, Class A, 3.00%, 06/15/46	7,835	7,167,521

		155,703,153

Colorado — 4.5%
9th Avenue Metropolitan District No.2, GOL, 5.00%, 12/01/48	1,565	1,599,029
Aspen Street Metropolitan District, GOL, Series A, 5.13%, 12/01/50	1,075	986,519
Aurora Crossroads Metropolitan District No.2, GOL
Series A, 5.00%, 12/01/40	1,000	1,037,355
Series A, 5.00%, 12/01/50	500	513,684
Aviation Station North Metropolitan District No.2, GOL
Series A, 5.00%, 12/01/39	750	779,817
Series A, 5.00%, 12/01/48	1,350	1,397,864
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(b)	2,335	2,031,135
Brighton Crossing Metropolitan District No.6, GOL, Series A, 5.00%, 12/01/50	500	516,630
Broadway Station Metropolitan District No.2, GOL
Series A, 5.00%, 12/01/35	735	737,816
Series A, 5.13%, 12/01/48	3,925	3,926,260
Bromley Park Metropolitan District No.2, Refunding GOL, Sub-Series B, 6.38%, 12/15/47	937	949,973
Cascade Ridge Metropolitan District, GOL, 5.00%, 12/01/51	3,000	2,706,517
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	820	836,099
Clear Creek Transit Metropolitan District No. 2, GOL Series A, 5.00%, 12/01/41	575	584,297
Series A, 5.00%, 12/01/50	1,000	1,007,840
Colorado Educational & Cultural Facilities Authority, RB
5.00%, 12/01/33	450	453,337
5.00%, 12/01/42	545	548,041
Colorado Educational & Cultural Facilities Authority, Refunding RB(b)
5.00%, 12/01/40	115	115,658
5.00%, 12/01/50	155	153,280
5.00%, 12/01/55	180	176,416

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, RB
Series A, 5.00%, 05/15/35	$1,885	$1,907,477
Series A, 5.00%, 05/15/44	1,415	1,374,423
Series A, 5.00%, 05/15/49	940	895,705
Series A, 5.00%, 05/15/58	1,980	1,836,759
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	4,620	4,691,504
Colorado High Performance Transportation Enterprise, RB, 5.00%, 12/31/56	2,500	2,608,530
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	1,260	1,238,705
Copperleaf Metropolitan District No.3, GOL(c)
Series A, 5.00%, 12/01/22	500	527,245
Series A, 5.13%, 12/01/22	1,200	1,266,425
E-470 Public Highway Authority, Refunding RB, Series B, 0.53%, 09/01/39(a)	2,560	2,455,357
Eagle Brook Meadows Metropolitan District No. 3, GOL, Series 2021, 5.00%, 12/01/51	1,600	1,497,224
Fitzsimons Village Metropolitan District No 3, Refunding GOL
Series A-1, 4.00%, 12/01/26	800	775,394
Series A-1, 4.00%, 12/01/41	1,500	1,276,903
Series A-1, 4.25%, 12/01/55	3,095	2,551,020
Green Valley Ranch East Metropolitan District No.6, GOL, Series A, 5.88%, 12/01/50	2,615	2,730,586
Greenways Metropolitan District No. 1, GOL, Series A, 4.63%, 12/01/51	1,580
		1,373,981
Home Place Metropolitan District, GOL, Series A, 5.75%, 12/01/50	2,345	2,368,469
Horizon Metropolitan District No. 2, GOL
4.50%, 12/01/51(b)	1,675	1,419,775
Series A, 4.50%, 12/01/50	1,810	1,551,803
Jefferson Center Metropolitan District No.1, RB
Series A-2, 4.13%, 12/01/40	580	582,583
Series A-2, 4.38%, 12/01/47	1,000	1,004,377
Karl’s Farm Metropolitan District No.2, GOL(b)
Series A, 5.38%, 12/01/40	515	514,896
Series A, 5.63%, 12/01/50	1,350	1,355,015
Longs Peak Metropolitan District, GOL, 5.25%, 12/01/51(b)	5,000	4,526,847
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,341,188
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	771,895
Palisade Metropolitan District No.2, GOL, Subordinate, 7.25%, 12/15/49	2,825	2,738,185
Palisade Park West Metropolitan District, GOL, Series A, 5.13%, 12/01/49	1,500	1,467,742
Pomponio Terrace Metropolitan District, GOL, Series A, 5.00%, 12/01/49	1,450	1,392,594
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	1,240	1,292,423
Pronghorn Valley Metropolitan District, GOL, Series A, 4.00%, 12/01/51	1,300	1,128,063
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,900	3,965,489
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,045	839,708
Southlands Metropolitan District No.1, Refunding GO Series A-1, 5.00%, 12/01/37	1,115	1,163,588

Security	Par (000)	Value

Colorado (continued)
Southlands Metropolitan District No.1, Refunding GO (continued)
Series A-1, 5.00%, 12/01/47	$3,990	$4,106,277
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	750	732,138
Thompson Crossing Metropolitan District No.4, Refunding GOL
5.00%, 12/01/39	1,400	1,452,357
5.00%, 12/01/49	1,480	1,519,654
Timberleaf Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,730	1,747,314
Waters’ Edge Metropolitan District No.2, GOL, 5.00%, 12/01/51	2,595	2,333,901
Westcreek Metropolitan District No.2, GOL, Series A, 5.38%, 12/01/48	800	803,886
Wild Plum Metropolitan District, GOL, Series A, 5.00%, 12/01/49	595	584,944

		93,769,916

Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series B-1, (FHLMC, FNMA, GNMA), 3.00%, 11/15/49	1,785	1,785,271
Series C-2, AMT, 2.00%, 05/15/30	125	115,073
Series C-2, AMT, 2.05%, 11/15/30	500	457,618
Series C-2, AMT, 2.15%, 11/15/31	400	362,498
Connecticut State Health & Educational Facilities Authority, RB(b)
Series A, 5.00%, 01/01/45	825	867,871
Series A, 5.00%, 01/01/55	1,100	1,146,146
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,765	3,867,257
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	971	1,000,700
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30(b)	2,045	2,213,856

		11,816,290

Delaware — 0.1%
County of Kent, RB, Series A, 5.00%, 07/01/58	1,500	1,595,529

District of Columbia — 1.6%
District of Columbia Tobacco Settlement Financing Corp., RB, Series B, 0.00%, 06/15/46(e)	43,620	7,690,948
District of Columbia Tobacco Settlement Financing Corp., RB, CAB(e)
Series A, 0.00%, 06/15/46	40,740	8,995,922
Series C, 0.00%, 06/15/55	88,900	7,254,133
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	385	396,074
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	3,830	3,830,000
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,247,072
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB,
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(e)	3,005	2,348,104

		32,762,253

Florida — 10.0%
Alachua County Health Facilities Authority, RB, Series A, 5.00%, 12/01/44	1,720	1,788,213

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Artisan Lakes East Community Development District, SAB
Series 2021-1, 3.13%, 05/01/41	$475	$417,669
Series 2021-1, 4.00%, 05/01/51	450	431,561
Series 2021-2, 3.13%, 05/01/41(b)	510	448,445
Series 2021-2, 4.00%, 05/01/52(b)	550	526,222
Boggy Branch Community Development District, SAB, 4.00%, 05/01/51	1,365	1,294,255
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,180	1,200,184
Brevard County Health Facilities Authority, Refunding RB
4.00%, 11/15/45(b)	4,040	3,915,891
5.00%, 04/01/47(d)	10,000	11,274,510
4.00%, 11/15/55(b)	5,960	5,501,932
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,280	2,419,030
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	2,306,164
5.00%, 06/01/41(b)	220	229,584
5.00%, 07/01/49(b)	1,270	1,344,275
5.00%, 01/01/55(b)	4,350	4,446,361
5.00%, 06/01/56(b)	740	761,655
4.88%, 06/15/56(b)	6,670	6,274,196
Series A, 5.00%, 06/15/49(b)	500	522,469
Series A, 5.00%, 12/15/49	300	308,536
Series A, 5.75%, 06/01/54(b)	1,925	1,964,128
Series A, 5.00%, 12/15/54	260	266,563
Series B, 0.00%, 01/01/35(e)	3,495	1,400,139
Series B, 0.00%, 01/01/60(e)	64,500	3,526,086
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(e)	166,025	11,904,491
Celebration Pointe Community Development District, SAB
4.00%, 05/01/22(b)	75	75,057
4.75%, 05/01/24	165	168,102
5.00%, 05/01/34	1,180	1,210,003
Charles Cove Community Development District, SAB
3.25%, 05/01/25	275	273,672
3.75%, 05/01/30	360	355,347
4.25%, 05/01/40	975	965,076
4.38%, 05/01/50	1,505	1,460,604
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	530	558,373
AMT, 5.00%, 10/01/49	2,510	2,569,833
AMT, 4.00%, 10/01/51	3,150	2,874,069
City of Tallahassee Florida, RB, Series A, 5.00%, 12/01/55	2,600	2,784,262
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	2,090	2,275,239
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(g)(h)	370	252,757
County of Lake Florida, RB(b)
5.00%, 01/15/39	550	581,951
5.00%, 01/15/49	825	859,993
5.00%, 01/15/54	830	862,483
County of Osceola Florida Transportation Revenue, Refunding RB, Sereis A-1, 4.00%, 10/01/54	2,500	2,532,127

Security	Par (000)	Value

Florida (continued)
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/50	$1,770	$542,395
Series A-2, 0.00%, 10/01/51	2,125	625,056
Series A-2, 0.00%, 10/01/52	2,125	600,208
Series A-2, 0.00%, 10/01/53	5,675	1,533,958
Series A-2, 0.00%, 10/01/54	2,125	549,238
County of Palm Beach Florida, RB, 5.00%, 04/01/51(b)	540	577,664
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	6,530	6,670,369
Florida Development Finance Corp., RB
5.00%, 06/15/41(b)	1,245	1,284,542
5.00%, 06/15/51(b)	1,190	1,214,209
5.25%, 06/01/55(b)	2,830	3,021,583
Series A, 5.75%, 06/15/29	695	730,769
Series A, 6.00%, 06/15/34	835	880,873
Series A, 6.13%, 06/15/44	3,185	3,345,062
Series A, 5.13%, 06/15/55(b)	10,455	9,670,865
Series B, 4.50%, 12/15/56(b)	5,945	4,948,053
Series C, 5.75%, 12/15/56(b)	2,030	1,735,187
AMT, 5.00%, 05/01/29(b)	3,300	3,433,303
AMT, 3.00%, 06/01/32	915	874,183
Series A, AMT, 5.00%, 08/01/29(a)(b)	2,240	2,251,200
Florida Development Finance Corp., Refunding RB
1.75%, 06/01/26(b)	485	461,173
2.38%, 06/01/27(b)	395	381,144
5.00%, 06/01/51	1,135	1,236,595
4.00%, 06/01/55(b)	1,450	1,392,254
Gracewater Sarasota Community Development District, SAB, 4.00%, 05/01/52	1,000	961,601
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	915	905,687
4.50%, 05/01/52	1,015	1,001,088
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	2,000	2,049,104
Greeneway Improvement District, SAB, 5.13%, 05/01/43	940	954,637
Hills Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	1,031,638
4.00%, 05/01/50	1,500	1,466,284
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/25	80	81,199
4.25%, 05/01/26	165	167,943
4.95%, 05/01/29(b)	605	641,063
2.70%, 05/01/31	205	193,115
4.88%, 05/01/35	265	272,245
3.75%, 05/01/39(b)	570	551,483
5.50%, 05/01/39(b)	610	665,311
3.75%, 05/01/40	525	524,405
3.00%, 05/01/41	155	135,647
4.88%, 05/01/45	545	555,922
5.13%, 05/01/46	945	977,740
5.65%, 05/01/48(b)	1,025	1,113,127
4.00%, 05/01/49(b)	355	341,018
3.90%, 05/01/50	525	517,736
4.00%, 05/01/52	685	665,025
Series 1A, 3.90%, 05/01/23	100	100,470

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
Series 1A, 4.25%, 05/01/28	$535	$548,653
Series 1A, 5.00%, 05/01/38	1,175	1,238,895
Series 1A, 5.10%, 05/01/48	2,545	2,662,375
Series 1B, 4.75%, 05/01/29	955	1,003,031
Series 1B, 5.30%, 05/01/39	1,090	1,175,524
Series 1B, 5.45%, 05/01/48	1,935	2,077,921
Laurel Road Community Development District, SAB
Series A-1, 2.60%, 05/01/26	230	224,619
Series A-1, 3.00%, 05/01/31	250	236,334
Series A-1, 3.25%, 05/01/41	1,010	888,281
Series A-1, 4.00%, 05/01/52	1,155	1,081,096
Series A-2, 3.13%, 05/01/31	1,695	1,578,987
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	4,710	3,711,070
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	1,405	1,487,873
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/29	1,745	1,767,758
Series A, 5.00%, 05/01/37	890	899,922
Mirada II Community Development District, SAB
3.13%, 05/01/31	500	480,584
4.00%, 05/01/51	1,500	1,438,977
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	810,109
Series A-1, 4.25%, 05/01/51	1,430	1,355,872
Series A-2, 4.20%, 05/01/35	1,220	1,172,391
Series A-3, 4.75%, 05/01/40	1,615	1,552,109
Palm Beach County Health Facilities Authority, Refunding RB, Series A, 7.50%, 06/01/49	1,000	1,028,138
Pine Island Community Development District, RB, CAB, 0.00%, 11/01/24(e)	625	564,820
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	220	229,819
Sandridge Community Development District, SAB
Series A1, 3.88%, 05/01/41	615	569,873
Series A1, 4.00%, 05/01/51	600	535,319
Series A-2, 3.88%, 05/01/31	635	600,060
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(g)(h)	330
		301,915
Sawyers Landing Community Development District, SAB
4.13%, 05/01/41	530	535,750
4.25%, 05/01/53	3,520	3,529,469
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	2,483,610
South Broward Hospital District, RB, 3.00%, 05/01/51	5,145	4,588,717
Southern Groves Community Development District No.5, SAB
3.38%, 05/01/25	135	135,889
4.00%, 05/01/30	180	185,964
4.30%, 05/01/40	860	877,899
4.50%, 05/01/46	605	615,255

Security	Par (000)	Value

Florida (continued)
Tolomato Community Development District, Refunding SAB
Series 2015-2, 6.61%, 05/01/40(f)	$125	$95,123
Series A-2, 4.25%, 05/01/37	910	933,217
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(f)	50	49,848
Tolomato Community Development District, SAB(g)(h)
3rd Series, 6.65%, 05/01/40	105	1
Series 2015-3, 6.61%, 05/01/40	135	1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	710,765
5.50%, 05/01/49	1,700	1,789,714
V-Dana Community Development District, SAB(b)
Series 1, Class AR, 3.00%, 05/01/25	230	229,066
Series 1, Class AR, 3.50%, 05/01/31	525	518,039
Series 1, Class AR, 4.00%, 05/01/40	750	748,715
Series 1, Class AR, 4.00%, 05/01/51	1,200	1,151,182
Viera East Community Development District, Refunding SAB, 5.00%, 05/01/26	640	641,329
Viera Stewardship District, SAB, Series 2021, 4.00%, 05/01/53	1,710	1,631,340
Village Community Development District No.10, SAB, 5.13%, 05/01/43	1,450	1,451,995
Village Community Development District No.9, SAB, 5.50%, 05/01/42	440	440,817
West Villages Improvement District, SAB
4.25%, 05/01/29	400	406,342
4.75%, 05/01/39	885	911,177
5.00%, 05/01/50	1,415	1,456,186
Windward at Lakewood Ranch Community Development District, SAB
3.25%, 05/01/27	700	689,151
3.63%, 05/01/32	835	808,817
4.00%, 05/01/42	730	691,720
4.25%, 05/01/52	880	832,849

		209,327,150

Georgia — 1.7%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	2,805	2,607,665
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(c)	555	609,486
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/35	1,020	1,200,030
Series A, 5.00%, 05/15/36	1,020	1,208,218
Series A, 5.00%, 05/15/37	1,120	1,334,208
Series A, 5.00%, 05/15/38	615	736,274
Series A, 5.00%, 05/15/49	2,055	2,521,421
Series C, 4.00%, 05/01/52(a)	2,430	2,536,898
Series C, RB, 4.00%, 03/01/50(a)	5,780	6,009,275
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	4,150	4,102,204
Series A, 5.00%, 01/01/49	3,235	3,542,150
Series A, 5.00%, 01/01/59	525	575,307
Municipal Electric Authority of Georgia, Refunding RB
Series A-R, Subordinate, 5.00%, 01/01/45	3,000	3,397,125

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB (continued)
Series A-R, Subordinate, 5.00%, 01/01/50	$4,000	$4,493,528
Private Colleges & Universities Authority, Refunding RB, 4.00%, 10/01/50	1,155	1,197,338

		36,071,127

Guam — 0.1%
Territory of Guam, Refunding RB, Series A, 5.00%, 11/01/35	1,100	1,250,187

Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB
3.50%, 09/01/33	375	384,055
5.00%, 09/01/37	1,000	1,080,426
3.00%, 03/01/51	2,835	2,371,211
Idaho Housing & Finance Association, RB(b)
5.00%, 12/01/46	1,000	1,043,107
Series A, 6.00%, 07/01/39	370	418,797
Series A, 6.00%, 07/01/49	595	664,986
Series A, 6.00%, 07/01/54	570	634,594
Series A, 6.95%, 06/15/55	1,540	1,581,389
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	265	265,830

		8,444,395

Illinois — 5.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/38	655	711,313
Series A, 5.00%, 12/01/39	4,845	5,269,940
Series A, 5.00%, 12/01/42	1,570	1,590,468
Series A, 4.00%, 12/01/47	4,905	4,814,831
Series C, 5.25%, 12/01/39	2,250	2,356,135
Series D, 5.00%, 12/01/46	3,620	3,759,309
Series H, 5.00%, 12/01/46	725	766,506
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	2,210	2,417,985
Series B, 4.00%, 12/01/35	1,155	1,161,581
Series C, 5.00%, 12/01/25	1,220	1,301,089
Series C, 5.00%, 12/01/30	1,370	1,480,207
Series D, 5.00%, 12/01/31	1,500	1,618,209
Series G, 5.00%, 12/01/44	3,700	3,943,038
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(e)	590	531,283
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/52	5,550	6,280,519
City of Chicago IL, Refunding GO, Series A, 4.00%, 01/01/36	6,335	6,366,903
Illinois Finance Authority, RB, Series A, 6.00%, 10/01/48	1,700	1,726,996
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	344,767
4.00%, 09/01/35	1,000	1,041,432
4.00%, 09/01/37	1,000	1,025,663
4.00%, 09/01/39	2,000	2,039,680
4.00%, 09/01/41	1,250	1,274,883
6.13%, 02/01/45	790	807,280
5.00%, 05/15/56	815	856,877
Series A, 3.00%, 08/15/48	6,350	5,575,256
Series C, 5.00%, 02/15/36	1,805	1,996,261

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB (continued) Series C, 5.00%, 02/15/41	$3,000	$3,278,382
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/46	2,490	2,622,137
Series A, 5.00%, 01/01/46	6,480	7,511,862
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	3,925	4,116,689
Series A, 5.00%, 06/15/57	4,555	4,753,794
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/52	6,325	6,229,100
Quad Cities Regional Economic Development Authority, Refunding RB, 4.75%, 10/01/32	675	681,864
Sales Tax Securitization Corp., Refunding RB, Series A, 5.00%, 01/01/33	2,775	3,289,010
State of Illinois, GO
5.50%, 05/01/30	1,235	1,410,156
5.00%, 02/01/39	510	534,786
5.50%, 05/01/39	2,460	2,797,364
Series A, 5.00%, 12/01/25	3,000	3,247,017
Series A, 5.00%, 04/01/35	1,460	1,501,854
Series A, 4.00%, 03/01/38	2,250	2,293,110
Series A, 5.00%, 04/01/38	2,190	2,252,781
Series A, 4.00%, 03/01/39	2,100	2,136,693
Series A, 4.00%, 03/01/40	2,300	2,338,376

State of Illinois, Refunding GO, Series A, 5.00%, 10/01/25	3,000	3,239,601

		115,292,987

Indiana — 0.7%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	525	567,171
AMT, 7.00%, 01/01/44	1,270	1,368,633
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	2,325	2,327,755
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23(c)	1,600	1,656,714
Series A, AMT, 5.25%, 07/01/23(c)	2,500	2,596,983
Series A, AMT, 6.75%, 05/01/39	2,785	3,432,292
Indiana Housing & Community Development
Authority, RB, 5.38%, 10/01/40(b)	3,175	3,131,274

		15,080,822

Iowa — 0.3%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	2,360	2,427,909
Iowa Finance Authority, Refunding RB, Series A, 5.25%, 12/01/50(a)	595	617,807
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	3,000	3,144,093

		6,189,809

Kansas — 0.3%
City of Manhattan KS, RB, Series A, 4.00%, 06/01/52	1,360	1,294,772
City of Prairie Village Kansas, Refunding TA
2.88%, 04/01/30	815	758,868
3.13%, 04/01/36	1,000	891,278
City of Shawnee Kansas, RB(b)
5.00%, 08/01/41	770	785,597
5.00%, 08/01/56	1,900	1,918,567

		5,649,082

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky — 0.4%
City of Hazard, Refunding RB, 3.00%, 07/01/46	$2,500	$2,130,745
City of Henderson KY, RB, AMT, 4.70%, 01/01/52(b)(d)	1,940	1,950,794
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(e)	250	236,405
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 6.00%, 07/01/23(c)	3,000	3,150,042

		7,467,986

Louisiana — 1.1%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	3,010	2,713,226
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	1,990	1,992,141
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 06/01/41	990	997,525
Series A, 5.00%, 04/01/49	500	506,513
Series A, 5.25%, 06/01/51	1,830	1,855,519
Series A, 5.25%, 06/01/60	3,385	3,410,841
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 04/01/50	8,320	8,659,648
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	3,160	3,909,716

		24,045,129

Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	4,050	3,240,170

Maryland — 1.1%
City of Baltimore Maryland, Refunding RB 5.00%, 09/01/46	1,500	1,479,364
Series A, 4.00%, 09/01/27	325	341,889
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	4,965	5,455,612
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	985	1,080,277
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/39	950	987,048
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	605	580,062
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	8,165	8,873,444
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	2,750	2,249,665
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series C, (FHA 542(C)), 2.85%, 01/01/51	1,855	1,576,310

		22,623,671

Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB 4.00%, 06/01/56	1,570	1,574,555
Series D, 4.00%, 07/01/45	715	730,436
Massachusetts Development Finance Agency, Refunding RB
4.00%, 10/01/32(b)	355	376,799
4.13%, 10/01/42(b)	855	905,976
4.00%, 07/01/45	560	576,266
4.00%, 07/01/50	1,050	1,072,081
Series A, 5.00%, 07/01/38	1,200	1,340,040

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
Series A, 5.00%, 07/01/39	$3,055	$3,403,432
Series A, 5.00%, 07/01/44	2,000	2,203,798
Series B, 4.00%, 06/01/50	2,120	2,139,447

		14,322,830

Michigan — 0.5%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	190	189,204
5.00%, 11/01/34	400	416,069
5.00%, 11/01/44	160	163,815
City of Detroit Michigan, GO
5.00%, 04/01/34	485	537,502
5.00%, 04/01/35	485	536,304
5.00%, 04/01/36	340	375,006
5.00%, 04/01/37	545	599,633
5.00%, 04/01/38	240	263,281
Grand Traverse County Hospital Finance Authority, Refunding RB, 3.00%, 07/01/51	2,000	1,765,140
Kentwood Economic Development Corp., Refunding RB, 5.63%, 11/15/41	1,000	1,004,582
Michigan Finance Authority, RB(c)
Series C-2, AMT, Senior Lien, 5.00%, 07/01/22	350	353,394
Series C-1, Senior Lien, 5.00%, 07/01/22	800	807,798
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/48	2,030	2,192,351
AMT, 4.00%, 10/01/61(a)	1,355	1,428,781

		10,632,860

Minnesota — 0.7%
City of Cologne Minnesota,RB, Series A, 5.00%, 07/01/45	2,065	2,099,952
City of Deephaven Minnesota, Refunding RB, Series A, 5.25%, 07/01/40	500	518,003
City of Minneapolis Minnesota, RB
Series A, 5.00%, 07/01/55	1,405	1,408,980
Series A, 5.75%, 07/01/55	3,435	3,762,222
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	2,032,952
Series A, 5.25%, 02/15/53	3,850	4,319,327

		14,141,436

Mississippi — 0.3%
Mississippi Home Corp., Refunding RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 2.10%, 12/01/41	8,025	6,907,037

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 11/15/48	3,650	3,787,437
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	1,020	972,912
Series A, 4.75%, 11/15/47	1,135	990,786
Kansas City Industrial Development Authority, RB, Series C, 7.50%, 11/15/46	425	389,105
Kansas City Industrial Development Authority, Refunding RB
2.00%, 11/15/46	345	16,688
5.00%, 11/15/46	772	697,152

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
Kansas City Land Clearance Redevelopment Authority, TA(b)
Series B, 4.38%, 02/01/31	$3,105	$2,908,233
Series B, 5.00%, 02/01/40	1,240	1,140,582
Plaza at Noah’s Ark Community Improvement District, Refunding RB
3.00%, 05/01/25	350	350,363
3.00%, 05/01/26	275	274,434
3.00%, 05/01/30	475	460,283
3.13%, 05/01/35	500	463,917
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,234,181

		14,686,073

Nebraska — 0.4%
Central Plains Energy Project, RB, 5.00%, 09/01/42	780	791,131
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/42	6,090	7,235,962

		8,027,093

Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No.815, SAB, 5.00%, 12/01/49	810	869,545
County of Clark Nevada, Refunding SAB
4.00%, 08/01/22	375	378,296
4.00%, 08/01/23	230	231,946
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	825	907,293
5.00%, 07/01/45	1,025	1,111,813
5.00%, 07/01/51	1,100	1,180,192

		4,679,085

New Hampshire — 0.6%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	1,435	1,346,077
Series A, 4.25%, 08/15/46	1,610	1,483,105
Series A, 4.50%, 08/15/55	3,350	3,092,874
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	4,650	4,754,792
Series C, AMT, 4.88%, 11/01/42	2,515	2,579,266

		13,256,114

New Jersey — 3.8%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	5,750	6,081,234
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	880	922,251
New Jersey Economic Development Authority, RB
4.00%, 11/01/39	1,165	1,196,555
6.00%, 10/01/43	970	1,018,839
Series A, 5.00%, 07/01/32	235	246,309
Series A, 5.00%, 07/01/37	375	390,004
Series A, 5.25%, 11/01/54(b)	3,955	3,945,749
Series B, 5.00%, 06/15/43	3,755	4,104,591
Series EEE, 5.00%, 06/15/43	5,550	6,066,705
AMT, 5.13%, 09/15/23	1,045	1,062,649
AMT, 5.38%, 01/01/43	1,360	1,409,663
Series B, AMT, 6.50%, 04/01/31	2,585	2,818,539

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51	$10,160	$9,299,133
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/32	1,140	1,263,912
5.00%, 07/01/33	1,450	1,605,033
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 2.50%, 12/01/40	3,660	3,434,273
Series C, AMT, 3.25%, 12/01/51	1,700	1,494,898
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/40(e)	7,560	3,647,919
Series AA, 5.25%, 06/15/41	1,265	1,340,693
Series AA, 5.00%, 06/15/44	1,005	1,037,783
Series BB, 4.00%, 06/15/50	10,940	11,135,060
Series BB, 5.00%, 06/15/50	8,560	9,335,476
Series S, 5.25%, 06/15/43	4,095	4,537,547
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	1,195	1,318,608
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/36	575	626,269
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	900	977,303

		80,316,995

New Mexico — 0.5%
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.50%, 07/01/42	2,030	2,045,442
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.00%, 01/01/52	7,700	7,717,210

		9,762,652

New York — 7.3%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41	3,750	3,710,344
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,215	1,297,780
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	4,475	4,605,142
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	609,685
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	4,115	4,475,359
Series C-1, 5.00%, 11/15/50	1,340	1,477,736
Series C-1, 5.25%, 11/15/55	1,980	2,207,981
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/39	1,200	1,258,426
New York City Industrial Development Agency, Refunding RB
Series A, Class A, (AGM), 3.00%, 01/01/37	755	700,435
Series A, Class A, (AGM), 3.00%, 01/01/39	755	695,118
Series A, Class A, (AGM), 3.00%, 01/01/40	525	481,372
New York City Transitional Finance Authority Future Tax Secured Revenue, RB(d)
Series F-1, Subordinate, 5.00%, 02/01/47	2,500	2,862,925
Series F-1, Subordinate, 5.00%, 02/01/51	4,495	5,131,177
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	4,010	4,281,004
Series A-2-B, 5.00%, 06/01/51	4,865	5,179,084

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(b)	$15,115	$15,910,170
Series 2, Class 2, 5.15%, 11/15/34(b)	450	485,020
Series 2, Class 2, 5.38%, 11/15/40(b)	1,070	1,141,097
Series A, 2.88%, 11/15/46	14,320	12,051,640
Series-A, 3.00%, 11/15/51	4,025	3,458,022
New York State Dormitory Authority, Refunding RB
5.00%, 12/01/33(b)	590	661,104
5.00%, 12/01/35(b)	785	875,665
Series A, 4.00%, 03/15/49	32,925	34,555,281
New York State Housing Finance Agency, RB, M/F Housing
Series J-1, (SONYMA), 2.45%, 11/01/41	2,950	2,481,269
Series J-1, (SONYMA), 2.65%, 11/01/46	3,935	3,239,186
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	3,000	3,152,211
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,295	1,439,971
AMT, 4.00%, 01/01/36	5,000	5,086,080
AMT, 5.00%, 10/01/40	3,650	4,063,074
AMT, 4.00%, 10/31/46	2,220	2,282,378
AMT, 4.00%, 04/30/53	1,145	1,168,421
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	4,198,239
Niagara Area Development Corp., RB, 5.00%, 07/01/52	1,420	1,443,236
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	530	537,317
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	4,040	3,444,585
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54	670	695,500
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,290	1,346,355
Westchester County Local Development Corp., Refunding RB
5.00%, 07/01/46(b)	530	533,441
5.00%, 07/01/56(b)	5,000	4,903,350
Series A, 5.13%, 07/01/55	1,100	1,049,028
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	850	886,452
Sub-Series C, 5.13%, 06/01/51	2,000	2,176,070

		152,237,730

North Carolina — 0.1%
North Carolina Turnpike Authority, RB, Senior Lien, 4.00%, 01/01/55	3,000	3,082,065

North Dakota — 0.4%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,944,441
North Dakota Housing Finance Agency, RB, M/F Housing, Series A, 4.00%, 01/01/53(d)	2,070	2,180,145
University of North Dakota, COP, Series A, (AGM), 2.50%, 06/01/54	6,200	4,766,808

		8,891,394

Ohio — 2.2%
American Municipal Power Inc., Refunding RB 4.00%, 02/15/36	250	269,056

Security	Par (000)	Value

Ohio (continued)
American Municipal Power Inc., Refunding RB (continued)
4.00%, 02/15/37	$3,500	$3,766,906
4.00%, 02/15/38	3,825	4,110,980
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	5,490	5,682,918
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	190	199,423
4.00%, 07/01/51	260	272,841
Cleveland-Cuyahoga County Port Authority, Refunding TA(b)
4.00%, 12/01/55	940	844,292
4.50%, 12/01/55	1,230	1,068,037
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	1,435	1,491,533
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	640,340
5.25%, 05/01/40	1,235	1,253,862
5.50%, 05/01/50	2,895	2,939,091
Franklin County Convention Facilities Authority, RB
5.00%, 12/01/44	1,800	1,884,753
5.00%, 12/01/51	4,000	4,164,448
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	1,865	1,856,227
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	4,125	3,394,669
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	5,000	5,208,120
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,100	911,192
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	5,980	5,845,265

		45,803,953

Oklahoma — 1.6%
Norman Regional Hospital Authority, RB, 4.00%, 09/01/45	3,565	3,632,282
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	14,390	16,129,190
Series A-2, 7.25%, 09/01/51(b)	1,920	2,152,053
Series B, 5.00%, 08/15/38	4,585	4,869,206
Series B, 5.25%, 08/15/43	4,130	4,415,338
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	1,180	1,048,586
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,123,595

		33,370,250

Oregon — 0.4%
Medford Hospital Facilities Authority, Refunding RB
Series A, 4.00%, 08/15/50	4,845	5,119,992
Series A, 5.00%, 08/15/50	2,000	2,286,218
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	913,303
Series A, 5.25%, 06/15/55	505	509,911

		8,829,424

Pennsylvania — 1.2%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB Series A, 5.00%, 05/01/35	1,185	1,187,964

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB (continued)
Series A, 5.00%, 05/01/42	$2,730	$2,736,817
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	275	282,170
4.00%, 07/01/51	200	205,237
City of Philadelphia Water & Wastewater Revenue, RB, Series A, 5.00%, 11/01/50	6,000	6,944,094
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/24(c)	2,750	2,933,408
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880	896,412
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,470	1,551,037
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,050	1,087,170
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	895	954,351
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	5,390	5,559,904

		24,338,564

Puerto Rico — 10.8%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	135,505	8,292,906
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(e)	2,000	189,696
Commonwealth of Puerto Rico(a)
0.00%, 11/01/43	15,622	8,396,770
1.00%, 11/01/51	13,416	6,476,143
Commonwealth of Puerto Rico, GO
Series A1, Restructured, 5.25%, 07/01/23	2,065	2,116,130
Series A1, Restructured, 5.38%, 07/01/25	2,059	2,175,488
Series A1, Restructured, 5.63%, 07/01/27	2,040	2,229,373
Series A1, Restructured, 5.63%, 07/01/29	3,622	4,018,713
Series A1, Restructured, 5.75%, 07/01/31	1,950	2,221,438
Series A1, Restructured, 4.00%, 07/01/33	1,849	1,808,219
Series A1, Restructured, 4.00%, 07/01/35	1,662	1,606,669
Series A1, Restructured, 4.00%, 07/01/37	1,426	1,372,182
Series A1, Restructured, 4.00%, 07/01/41	1,939	1,840,831
Series A1, Restructured, 4.00%, 07/01/46	2,017	1,898,575
Commonwealth of Puerto Rico, GO, CAB(e)
Series A, Restructured, 0.00%, 07/01/24	951	866,902
Series A, Restructured, 0.00%, 07/01/33	2,379	1,374,347
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB(d)
Series A, 5.00%, 07/01/22	—	—
Series A, 5.00%, 07/01/24	—	—
Series A, 5.00%, 07/01/25	—	—
Series A, 5.00%, 07/01/28	—	—
Series A, 5.00%, 07/01/29	—	—
Series A, 5.00%, 07/01/33	—	—
Series A, 5.00%, 07/01/37	—	—
Series A, 4.00%, 07/01/42	—	—
Series A, 4.00%, 07/01/47	—	—
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series B, 5.00%, 07/01/37	1,365	1,569,603
Series A, Senior Lien, 5.00%, 07/01/35	4,890	5,552,590

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b) (continued)
Series A, Senior Lien, 5.00%, 07/01/47	$8,605	$9,555,242
Puerto Rico Electric Power Authority, RB 0.00%, 01/01/23	4,430	4,341,334
3rd Series, 5.40%, 01/01/23	208	203,523
Series A, 7.25%, 07/01/30(g)(h)	250	245,000
Series A, 7.00%, 07/01/33(g)(h)	8,735	8,560,300
Series A, 6.75%, 07/01/36(g)(h)	5,830	5,713,400
Series A, 7.00%, 07/01/40(g)(h)	1,000	980,000
Series A, 5.00%, 07/01/42(g)(h)	2,315	2,266,762
Series A, 5.05%, 07/01/42(g)(h)	1,080	1,057,496
Series A, 7.00%, 07/01/43(g)(h)	775	759,500
Series A-1, 10.00%, 07/01/19(g)(h)	230	249,780
Series A-2, 10.00%, 07/01/19(g)(h)	1,161	1,260,149
Series A-3, 10.00%, 07/01/19(g)(h)	748	811,220
Series B-3, 10.00%, 07/01/19(g)(h)	748	811,220
Series C-1, 5.40%, 01/01/18(g)(h)	2,054	2,013,093
Series C-2, 5.40%, 07/01/18(g)(h)	2,054	2,013,418
Series C-4, 5.40%, 07/01/20(g)(h)	208	203,524
Series CCC, 5.00%, 07/01/22(g)(h)	715	700,102
Series CCC, 5.00%, 07/01/25(g)(h)	620	607,081
Series CCC, 5.25%, 07/01/26(g)(h)	590	577,706
Series CCC, 5.25%, 07/01/28(g)(h)	1,945	1,810,382
Series D-1, 7.50%, 01/01/20(g)(h)	2,332	2,285,585
Series TT, 5.00%, 07/01/18(g)(h)	900	881,247
Series TT, 5.00%, 07/01/25(g)(h)	3,270	3,201,863
Series TT, 5.00%, 07/01/26(g)(h)	455	445,519
Series WW, 5.50%, 07/01/17(g)(h)	475	465,102
Series WW, 5.50%, 07/01/18(g)(h)	415	406,353
Series WW, 5.50%, 07/01/19(g)(h)	335	328,020
Series WW, 5.38%, 07/01/22(g)(h)	4,500	4,406,234
Series WW, 5.38%, 07/01/24(g)(h)	815	798,018
Series WW, 5.25%, 07/01/25(g)(h)	1,940	1,899,576
Series WW, 5.25%, 07/01/33(g)(h)	315	308,436
Series WW, 5.50%, 07/01/38(g)(h)	415	406,353
Series XX, 5.25%, 07/01/27(g)(h)	230	225,208
Series XX, 5.25%, 07/01/35(g)(h)	705	690,310
Series XX, 5.75%, 07/01/36(g)(h)	2,870	2,810,198
Series XX, 5.25%, 07/01/40(g)(h)	8,385	8,210,282
Puerto Rico Electric Power Authority, Refunding RB(g)(h)
Series AAA, 5.25%, 07/01/22	765	749,060
Series AAA, 5.25%, 07/01/25	3,560	3,376,488
Series AAA, 5.25%, 07/01/28	3,655	3,461,595
Series AAA, 5.25%, 07/01/29	190	186,041
Series UU, 1.16%, 07/01/17(a)	2,660	2,318,400
Series UU, 1.00%, 07/01/18(a)	125	112,500
Series UU, 0.00%, 07/01/20(a)	1,135	1,021,500
Series UU, 1.35%, 07/01/31(a)	1,345	1,210,500
Series ZZ, 5.00%, 07/01/17	330	323,124
Series ZZ, 5.25%, 07/01/19	1,050	1,028,121
Series ZZ, 5.25%, 07/01/23	370	340,600
Series ZZ, 5.25%, 07/01/24	5,050	4,690,056
Series ZZ, 5.25%, 07/01/25	265	259,478
Series ZZ, 5.00%, 07/01/28	345	337,811
Puerto Rico Infrastructure Financing Authority, Refunding RB, Series C, (FGIC), 5.50%, 07/01/21(g)(h)	1,662	1,625,880

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$15,177	$16,081,929
Series A-1, Restructured, 5.00%, 07/01/58	17,813	18,904,224
Series A-2, Restructured, 4.33%, 07/01/40	15,872	16,392,319
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,631,341
Series A-2, Restructured, 4.78%, 07/01/58	8,434	8,881,407
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/24	7,329	6,870,114
Series A-1, Restructured, 0.00%, 07/01/29	2,914	2,374,604
Series A-1, Restructured, 0.00%, 07/01/31	1,895	1,432,739
Series A-1, Restructured, 0.00%, 07/01/33	679	475,371
Series A-1, Restructured, 0.00%, 07/01/46	4,890	1,498,032
Series A-1, Restructured, 0.00%, 07/01/51	12,936	2,870,007
Series B-1, Restructured, 0.00%, 07/01/46	2,066	633,177

		225,601,529

Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,005	1,071,527
Series A, 5.00%, 06/01/40	5,500	5,824,907
Series B, 4.50%, 06/01/45	6,350	6,580,981
Series B, 5.00%, 06/01/50	5,650	6,003,865

		19,481,280

South Carolina — 0.7%
City of Hardeeville SC, SAB(b)
3.00%, 05/01/27	500	486,325
3.50%, 05/01/32	850	797,669
3.88%, 05/01/41	1,400	1,283,540
4.00%, 05/01/52	1,350	1,172,621
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,346,505
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.00%, 11/15/42	585	612,459
Series A, 5.00%, 11/15/54	280	286,324
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 11/15/27	575	584,844
5.25%, 11/15/52	800	823,598
Series A, 5.00%, 05/01/48	5,825	6,375,521

		14,769,406

South Dakota — 0.7%
South Dakota Housing Development Authority, Refunding RB, S/F Housing
3.00%, 11/01/52	7,820	7,833,122
Series A, Class A, (FHLMC, FNMA, GNMA), 3.00%, 11/01/51	6,265	6,275,306

		14,108,428

Tennessee — 1.4%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	410	416,346
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(b)(g)(h)	4,060	1,219,795
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36	560	612,705
Memphis-Shelby County Industrial Development Board, Refunding TA Series A, 5.50%, 07/01/37	1,650	1,434,810

Security	Par (000)	Value

Tennessee (continued)
Memphis-Shelby County Industrial Development Board, Refunding TA (continued)
Series A, 5.63%, 01/01/46	$1,875	$1,550,329
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	925	995,877
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	1,635	1,627,544
Series A, 5.25%, 10/01/58	7,565	8,242,491
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, 4.00%, 06/01/51(b)	2,350	2,047,522
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(e)	4,000	1,389,736
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	540,768
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	9,000	9,549,594

		29,627,517

Texas — 4.3%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	2,340	2,107,605
Arlington Higher Education Finance Corp., RB 5.00%, 06/15/51	2,045	2,061,137
(PSF-GTD), 5.00%, 08/15/52(d)	3,440	3,932,980
5.63%, 08/15/54(b)	6,260	6,342,344
Series A, 5.88%, 03/01/24	230	237,618
Arlington Higher Education Finance Corp., Refunding RB, 5.00%, 08/15/51	1,000	1,017,141
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	1,610	1,722,669
Central Texas Regional Mobility Authority, Refunding RB, 0.00%, 01/01/31(e)	4,000	3,074,424
Central Texas Regional Mobility Authority, Refunding RB, CAB(e)
0.00%, 01/01/28	3,000	2,561,928
0.00%, 01/01/29	500	413,166
0.00%, 01/01/30	1,330	1,060,317
City of Crandall, SAB(b)
3.38%, 09/15/26	100	97,774
4.00%, 09/15/31	200	196,358
4.75%, 09/15/31	100	97,612
4.25%, 09/15/41	770	739,497
5.00%, 09/15/41	500	481,378
City of Houston Texas Airport System Revenue, RB AMT, 5.00%, 07/15/28	2,725	3,064,748
Series A, AMT, 6.63%, 07/15/38	1,110	1,113,098
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	670,426
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	3,925	4,276,060
City of Marble Falls, SAB(b)
4.63%, 09/01/31	100	94,982
4.88%, 09/01/41	295	262,893
5.13%, 09/01/51	500	434,422
City of San Marcos TX, SAB(b)
3.75%, 09/01/27	228	221,443
4.25%, 09/01/42	750	661,530

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Marcos, SAB(b)
4.00%, 09/01/32	$237	$223,874
4.50%, 09/01/51	520	450,980
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	3,380	3,414,131
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	516,167
Series A, 5.00%, 01/01/43	520	524,417
Series A, 5.13%, 01/01/48	1,535	1,548,448
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(e)	350	131,386
Hemphill County Hospital District, GOL
4.63%, 02/01/39	1,500	1,491,041
4.75%, 02/01/45	2,500	2,436,950
Hidalgo County Regional Mobility Authority, RB
Series A, 4.00%, 12/01/39	745	776,306
Series A, 4.00%, 12/01/40	745	774,199
Series A, 4.00%, 12/01/41	745	772,730
Hidalgo County Regional Mobility Authority, Refunding RB
Series B, 4.00%, 12/01/38	585	581,771
Series B, Junior Lien, 4.00%, 12/01/39	1,000	985,183
Series B, Junior Lien, 4.00%, 12/01/40	1,040	1,012,964
Series B, Junior Lien, 4.00%, 12/01/41	1,000	964,940
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,424,751
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,385	1,453,844
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.88%, 04/01/23(c)	890	926,583
Series A, 6.00%, 04/01/23(c)	1,355	1,412,369
Series A, 0.00%, 12/01/25(b)(e)	3,165	3,099,624
Series A, 5.00%, 07/01/57	3,000	3,207,717
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	4,859,711
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	375	400,189
Series A, 5.75%, 08/15/45	735	784,825
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	644,458
Series A, 5.00%, 10/01/51	885	859,922
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	8,560	9,628,759
Texas Transportation Commission, RB, CAB(e)
0.00%, 08/01/46	2,580	846,108
0.00%, 08/01/47	3,850	1,200,819
0.00%, 08/01/48	4,070	1,206,210
0.00%, 08/01/49	3,825	1,077,288
0.00%, 08/01/50	5,485	1,460,568
0.00%, 08/01/51	3,230	813,805
0.00%, 08/01/52	3,230	769,328
0.00%, 08/01/53	290	65,378

		89,691,293

Security	Par (000)	Value

Utah(b) — 0.1%
Utah Charter School Finance Authority, RB
Series A, 5.00%, 06/15/41	$590	$619,427
Series A, 5.00%, 06/15/52	750	774,766

		1,394,193

Vermont — 0.5%
East Central Vermont Telecommunications District, RB(b)
Series A, 4.75%, 12/01/40	2,850	2,765,726
Series A, 4.50%, 12/01/44	3,695	3,363,481
Series A, 4.50%, 12/01/50	3,000	2,629,977
Vermont Student Assistance Corp., RB, Class A, AMT, 2.38%, 06/15/39	3,015	2,547,355

		11,306,539

Virginia — 0.7%
Hanover County Economic Development Authority, RB, 4.00%, 07/01/40(b)(d)	1,790	1,726,555
Hanover County Economic Development Authority, Refunding RB, Series A, 5.00%, 07/01/47	1,015	1,016,163
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/50	1,250	1,302,238
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	490	502,996
5.00%, 03/01/45	505	513,931
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	670	678,771
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250	1,300,314
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	830	852,812
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	2,885	2,900,112
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 6.00%, 01/01/37	3,360	3,392,605

		14,186,497

Washington — 2.7%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/22(c)	1,005	1,022,964
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	11,915	13,456,777
Washington Economic Development Finance Authority, RB, AMT, 5.63%, 12/01/40(b)	3,470	3,888,975
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	885	902,746
Washington State Convention Center Public Facilities District, RB
4.00%, 07/01/31	3,750	3,830,134
3.00%, 07/01/58	5,365	3,893,804
Washington State Housing Finance Commission, RB(b)
Series A, 5.00%, 07/01/50	620	656,305
Series A, 5.00%, 07/01/56	700	735,731
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	23,816	23,439,652

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, Refunding RB(b)
5.75%, 01/01/35	$355	$371,535
6.00%, 01/01/45	940	979,800
5.00%, 01/01/48	2,410	2,606,463

		55,784,886

Wisconsin — 3.9%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	530	490,712
AMT, 4.25%, 07/01/54	3,690	3,310,793
Public Finance Authority, RB
4.25%, 06/15/31(b)	170	161,666
5.00%, 06/15/39	310	340,419
5.00%, 06/15/41(b)	1,435	1,383,883
5.00%, 01/01/42(b)	1,555	1,585,688
5.00%, 12/01/45(b)	280	294,764
6.85%, 11/01/46(b)	1,325	1,349,043
7.00%, 11/01/46(b)	805	824,333
5.00%, 06/15/49	955	1,035,648
5.63%, 06/15/49(b)	6,000	5,887,476
5.00%, 04/01/50(b)	315	328,452
5.00%, 06/15/51(b)	1,060	965,695
5.25%, 12/01/51(b)	5,280	4,292,439
5.00%, 06/15/53	645	697,669
5.00%, 06/15/55(b)	2,405	2,211,592
5.00%, 01/01/56(b)	3,790	3,820,597
4.75%, 06/15/56(b)	2,415	2,026,050
Series A, 6.25%, 10/01/31(b)	910	917,058
Series A, 5.00%, 06/01/40(b)	750	761,057
Series A, 5.38%, 06/01/44(b)	1,215	1,131,192
Series A, 5.38%, 07/15/47(b)	1,595	1,707,676
Series A, 7.00%, 10/01/47(b)	910	918,893
Series A, 5.00%, 06/01/49(b)	1,340	1,341,786
Series A, 5.63%, 06/15/49(b)	8,105	8,243,855
Series A, 5.50%, 06/01/54(b)	1,500	1,374,104
Series A, 5.00%, 06/15/55(b)	11,540	10,562,597
Series A-1, 4.50%, 01/01/35(b)	895	860,999
Series A-1, 5.50%, 12/01/48(b)(g)(h)	38	12,653
Series A-1, 5.00%, 01/01/55(b)	2,470	2,424,063
Series B, 0.00%, 01/01/35(b)(e)	1,185	463,952
Series B, 0.00%, 01/01/60(b)(e)	31,635	1,838,848
AMT, 4.00%, 09/30/51	3,370	3,359,647
AMT, 4.00%, 03/31/56	3,540	3,466,927
Public Finance Authority, Refunding RB
4.00%, 04/01/32(b)	595	610,337
4.00%, 12/01/41	1,500	1,521,309
4.00%, 04/01/42(b)	650	626,029
5.00%, 03/01/52(b)	1,300	1,348,084
4.00%, 04/01/52(b)	815	770,673
Series A, 5.00%, 10/01/34(b)	280	301,440
Series A, 5.00%, 10/01/39(b)	680	727,521

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	$130	$138,873
4.00%, 01/01/47	3,900	3,565,555
4.00%, 01/01/57	1,050	912,667
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	778,205

		81,692,919

Total Municipal Bonds — 90.9% (Cost: $1,926,696,190)		1,898,863,756

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 0.7%
California Health Facilities Financing Authority, Refunding RB, 4.00%, 08/15/48	5,767	6,187,779
San Diego County Regional Airport Authority, ARB(j)
Series B, AMT, Subordinate, 4.00%, 07/01/56	2,507	2,609,720
Series B, AMT, Subordinate, 5.00%, 07/01/56	5,551	6,155,013

		14,952,512

Georgia — 0.2%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,140	3,235,311

Illinois — 0.6%
Illinois Finance Authority, Refunding RB, Series C, 4.00%, 02/15/41	6,510	6,707,943
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,011	5,360,374

		12,068,317

Maryland — 0.7%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	15,000	15,720,845

Massachusetts — 0.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	3,463	3,560,344

New Jersey — 1.3%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	26,610	27,818,830

New York — 4.4%
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	3,107	3,123,579
Series C-1A, 4.20%, 11/01/44	5,695	5,725,411
Series C-1A, 4.30%, 11/01/47	4,660	4,685,301
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	3,421	3,613,077
New York State Dormitory Authority, Refunding RB
Series D, 4.00%, 02/15/47	17,080	17,724,949
Series E, 5.00%, 03/15/36	21,670	23,495,990

13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	$13,005	$13,646,042
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	16,595	16,912,277
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,140,204

		92,066,830

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/55	2,930	3,217,604

Ohio — 0.5%
Ohio State University, RB, 4.00%, 12/01/48	8,790	9,489,253

Pennsylvania — 0.7%
Pennsylvania Economic Development Financing Authority, RB, Series A-1, 4.00%, 04/15/50	11,000	11,369,244
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	3,677	4,095,508

		15,464,752

Rhode Island — 0.1%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43	2,641	2,675,718

Texas — 0.2%
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	3,480	3,490,195

Virginia — 0.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(j)	6,249	6,638,855

Washington — 0.4%
Snohomish County Public Utility District No.1, RB, 5.00%, 12/01/45	8,664	9,422,032

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	1,773	1,826,651

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.6% (Cost: $227,165,686)		221,648,049

Total Long-Term Investments — 101.5% (Cost: $2,154,674,819)		2,120,539,705

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26%(k)(l)	116,210,036	$116,198,415

Total Short-Term Securities — 5.6% (Cost: $116,206,634)		116,198,415

Total Investments — 107.1% (Cost: $2,270,881,453)		2,236,738,120

Liabilities in Excess of Other Assets — (0.5)%		(9,510,774)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.6)%		(138,289,853)

Net Assets — 100.0%		$2,088,937,493

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2028 to July 1, 2029, is $9,859,384.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$156,292,907	$—	$(40,048,858	)(a)	$(36,995)	$(8,639)	$116,198,415	116,210,036	$26,996	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	507	06/21/22	$62,234	$1,428,877
U.S. Long Bond	506	06/21/22	75,979	1,643,360
5-Year U.S. Treasury Note	364	06/30/22	41,698	886,934

				$3,959,171

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$27,900	$—	$27,900
Municipal Bonds	—	1,898,863,756	—	1,898,863,756
Municipal Bonds Transferred to Tender Option Bond Trusts	—	221,648,049	—	221,648,049
Short-Term Securities
Money Market Funds	116,198,415	—	—	116,198,415

	$116,198,415	$2,120,539,705	$—	$2,236,738,120

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,959,171	$—	$—	$3,959,171

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $138,216,081 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

Portfolio Abbreviation (continued)

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock High Yield Municipal Fund

Portfolio Abbreviation (continued)

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	16